Note 11 - Borrowings (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013
Debt Disclosure [Abstract]
Short-term Debt, Weighted Average Interest Rate	0.60%	0.60%	0.69%
Line of Credit Facility, Maximum Borrowing Capacity	$ 102,933	¥ 10,600,000